Other liabilities (Narrative) (Details) - Product Loan [Member]	12 Months Ended
	Dec. 31, 2024 lb kg	Dec. 31, 2023 lb kg
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.50%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Repayment date	December 31, 2027
Standby interest rate	1.50%
Interest rate	3.00%
UF6 [Member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn | kg	1,567,000	1,777,000
UF6 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity | kg	1,768,000
Uranium [Member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn | lb	2,506,000	2,756,000
Uranium [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity | lb	4,940,000